                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Limited Duration Fund
Portfolio of Investments - September 30, 2007 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                COUPON      MATURITY        VALUE
-------   --------------------------------------   ---------   -----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS 45.0%
$ 1,107   American Home Mortgage
             Assets (a)                                5.371%     06/25/47   $  1,051,869
  1,085   American Home Mortgage
             Assets (a)                                5.391      08/30/36      1,053,748
    443   American Home Mortgage
             Assets (a)                                5.431      06/25/47        425,914
    454   American Home Mortgage
             Assets (a)                                5.451      10/25/46        424,008
  1,074   American Home Mortgage
             Investment Trust (a)                      5.321      05/25/47      1,054,706
    525   American Home Mortgage
             Investment Trust (a)                      5.551      03/25/46        393,750
    162   American Home Mortgage
             Investment Trust (a)                      6.869      02/25/44        162,018
    820   Banc of America Funding Corp (b)             6.205      09/20/46        826,344
  1,297   Bank of America Mortgage
             Securities (a)                            4.368      01/25/35      1,280,647
    951   Bear Stearns Mortgage Funding
             Trust (a)                                 5.311      03/25/36        929,885
    699   Bear Stearns Mortgage Funding
             Trust (a)                                 5.341      01/25/37        678,956
    813   Bear Stearns Mortgage Funding
             Trust (a)                                 5.381      07/25/36        767,427
    273   Citigroup Commercial Mortgage
             Trust (b)                                 5.622      04/10/12        276,862
    349   Citigroup Mortgage Loan Trust,
             Inc. (a)                                  5.201      01/25/36        348,726
    298   Citigroup Mortgage Loan Trust,
             Inc. (b)                                  5.785      09/25/34        298,517
    366   Citigroup Mortgage Loan Trust,
             Inc. (b)                                  5.975      08/25/34        371,762
  3,023   Countrywide Alternative Loan
             Trust (c)                                 1.910      02/25/37        145,489

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  3,757   Countrywide Alternative Loan
             Trust (REMIC) (c)                         2.184      03/20/46        156,064
    619   Countrywide Alternative Loan
             Trust (a)                                 5.321      11/25/46        605,647
    690   Countrywide Alternative Loan
             Trust (a)                                 5.341      09/25/35        669,873
    943   Countrywide Alternative Loan
             Trust (a)                                 5.361      08/25/46        916,303
  1,180   Countrywide Alternative Loan
             Trust (a)                                 5.381      10/25/36      1,145,087
    780   Countrywide Alternative Loan
             Trust (a)                                 5.500      03/25/35        759,761
    691   Countrywide Alternative Loan
             Trust (a)                                 5.755      09/25/47        676,350
    316   Countrywide Alternative Loan
             Trust (a)                                 5.786      10/25/35        314,820
    874   Countrywide Alternative Loan
             Trust (a)                                 5.886      12/20/35        851,828
  1,097   Countrywide Alternative Loan
             Trust (a)                                 5.918      10/25/35      1,071,144
    658   Countrywide Alternative Loan
             Trust (a)                                 6.460      11/25/35        657,500
    533   Countrywide Alternative Loan
             Trust (a)                                 6.705      02/25/36        525,999
    934   Countrywide Alternative Loan
             Trust (REMIC) (a)                         5.500      02/25/35        935,298
    586   Countrywide Home Loan
             Mortgage Trust (b)                        4.367      06/25/35        581,535
    421   Countrywide Home Loan
             Mortgage Trust (b)                        4.559      11/20/34        415,240
 15,063   DSLA Mortgage Loan Trust (c)                 1.250      08/19/45        162,396
    700   DSLA Mortgage Loan Trust (a)                 5.643      04/19/38        683,082
    872   DSLA Mortgage Loan Trust (a)                 5.702      09/19/36        853,984
    863   DSLA Mortgage Loan Trust (a)                 5.802      08/19/45        844,377

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  1,366   DSLA Mortgage Loan Trust (a)                 5.872      09/19/35      1,333,699
    877   Federal Home Loan Mortgage
             Corp.                                     7.500      09/15/29        914,081
    345   Federal National Mortgage
             Association                               5.500      01/25/24        345,327
    593   Federal National Mortgage
             Association                               6.500      06/25/35        612,769
    865   First Horizon Alternative Mortgage
             Securities                                6.000      02/25/37        858,462
    270   First Horizon Mortgage Pass
             Through Trust (a)                         5.109      10/25/34        271,351
    336   Government National Mortgage
             Association (REMIC) (a)                   6.152      09/16/19        337,115
  4,439   Greenpoint Mortgage Funding               1.628 to   08/25/45 to
             Trust (REMIC) (c)                         2.394      10/25/45        126,934
    661   Greenpoint Mortgage Funding
             Trust (a)                                 6.983      08/25/36        669,483
    816   GSR Mortgage Loan Trust (a)                  5.391      08/25/46        793,023
  3,254   Harborview Mortgage Loan
             Trust (b)(c)                              1.239      06/19/35         67,123
  3,026   Harborview Mortgage Loan
             Trust (b)(c)                              1.533      05/19/35         63,360
  4,786   Harborview Mortgage Loan
             Trust (b)(c)                              1.852      01/19/36        121,136
  1,924   Harborview Mortgage Loan
             Trust (b)(c)                              2.076      01/19/36         54,718
    809   Harborview Mortgage Loan
             Trust (a)                                 5.398      08/21/46        792,402
    697   Harborview Mortgage Loan
             Trust (a)                                 5.702      02/19/37        677,048
  1,072   Harborview Mortgage Loan
             Trust (a)                                 5.742      11/19/36      1,045,941
  1,857   Harborview Mortgage Loan                             12/19/37 to
             Trust (a)                                 5.752      08/19/46      1,812,119
    941   Harborview Mortgage Loan
             Trust (a)                                 5.776      10/19/46        916,641
    544   Harborview Mortgage Loan
             Trust (a)                                 5.882      11/19/35        529,927

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
    769   Harborview Mortgage Loan
             Trust (a)                                 5.946      06/20/35        761,382
    222   Harborview Mortgage Loan
             Trust (a)                                 6.096      06/20/35        219,956
  1,071   Harborview Mortgage Loan
             Trust (a)                                 6.982      02/19/36      1,099,457
  1,377   Harborview Mortgage Loan
             Trust (a)                                 6.983      01/19/36      1,380,433
      2   Harborview Mortgage Loan Trust                       07/20/36 to
             (REMIC) (d)                                   *      03/19/37          1,633
  3,690   Harborview Mortgage Loan Trust
             (REMIC) (b)(c)                            1.892      03/19/37        155,654
  5,889   Harborview Mortgage Loan Trust
             (REMIC) (b)(c)                            2.015      07/19/47        206,100
    212   Indymac Index Mortgage Loan
             Trust (a)                                 5.631      07/25/34        211,004
  2,564   Indymac Index Mortgage Loan
             Trust (REMIC) (b)(c)                      1.427      07/25/35         80,113
    781   JPMorgan Chase Commercial
             Mortgage Securities Corp.                 5.651      06/15/49        789,867
    766   Luminent Mortgage Trust (a)                  5.331      10/25/46        749,002
    740   Luminent Mortgage Trust (a)                  5.361      05/25/46        723,930
    541   Luminent Mortgage Trust
             (REMIC) (a)                               5.371      01/25/36        530,104
    375   Mastr Adjustable Rate Mortgages
             Trust (a)                                 6.231      05/25/47        284,847
  1,957                                                        02/25/37 to
          Residential Accredit Loans, Inc. (a)         5.321      01/25/46      1,911,473
  1,015   Residential Accredit Loans, Inc. (a)         5.331      02/25/46        971,156
  1,328                                                        06/25/37 to
          Residential Accredit Loans, Inc. (a)         5.391      02/25/47      1,275,153
    365   Residential Accredit Loans, Inc. (a)         5.431      06/25/37        350,294
    458   Residential Accredit Loans, Inc. (a)         5.461      02/25/46        450,654
    687   Residential Accredit Loans, Inc. (a)         5.531      10/25/45        663,379
  1,054   Residential Accredit Loans, Inc.
             (REMIC) (a)                               5.361      06/25/46      1,027,103
    266   Residential Accredit Loans, Inc.
             (REMIC) (a)                               5.391      02/25/46        260,655

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
    258   Residential Accredit Loans, Inc.
             (REMIC) (a)                               5.401      02/25/46        254,404
    782   Structured Asset Mortgage
             Investments, Inc. (a)                     5.321      03/25/37        761,493
    970   Structured Asset Mortgage
             Investments, Inc. (a)                     5.331      03/25/36        952,422
  1,134   Structured Asset Mortgage
             Investments, Inc. (a)                     5.341      01/25/37      1,127,233
  1,183   Structured Asset Mortgage
             Investments, Inc. (REMIC) (a)             5.441      02/25/36      1,156,021
  1,314   Washington Mutual, Inc. (c)                  0.654      06/25/44         20,947
  3,932   Washington Mutual, Inc. (c)                  0.847      10/25/44         65,123
  2,501   Washington Mutual, Inc. (c)                  1.226      07/25/44         41,039
  1,586                                                        12/25/46 to
          Washington Mutual, Inc. (a)                  5.331      02/25/47      1,544,732
    641   Washington Mutual, Inc. (a)                  5.471      11/25/45        627,411
    776   Washington Mutual, Inc. (a)                  5.923      05/25/46        744,769
    683   Washington Mutual, Inc. (a)                  5.942      08/25/46        666,970
    936   Washington Mutual, Inc. (REMIC) (a)          5.945      04/25/46        912,579
  1,167   Washington Mutual, Inc. (a)                  5.982      08/25/46      1,143,501
    321   Washington Mutual, Inc.
             (REMIC) (a)                               5.491      07/25/45        316,048
    517   Washington Mutual, Inc. (a)                  6.433      10/25/45        512,784
  1,365   Wells Fargo Mortgage Backed
             Securities Trust (a)                      4.111      06/25/35      1,354,563
    389   Wells Fargo Mortgage Backed
             Securities Trust (a)                      5.654      09/25/34        389,811
     74   Wells Fargo Mortgage Backed
             Securities Trust (b)                      5.727      07/25/34         74,450
                                                                             ------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 45.0%                      62,429,224
                                                                             ------------
          CORPORATE BONDS 28.7%
          AUTOMOTIVE 0.9%
    800   American Honda Finance Corp. (e)             3.850      11/06/08        788,048
    155   Daimler Chrysler NA Holding                  4.050      06/04/08        153,327
    345   Daimler Chrysler NA Holding (a)              6.133      03/13/09        343,726
                                                                             ------------
                                                                                1,285,101
                                                                             ------------

          BANKING 5.2%
    585   Bank of America Corp.                        3.375      02/17/09        572,227
    325   Citicorp                                     6.375      11/15/08        330,111
    205   Credit Suisse USA, Inc.                      6.125      11/15/11        211,320
    255   JPMorgan Chase & Co.                         6.000      02/15/09        258,451
    450   JPMorgan Chase & Co.                         6.750      02/01/11        473,129
    365   MBNA Corp. (a)                               5.790      05/05/08        366,104
    365   Popular North America, Inc.                  5.650      04/15/09        368,027
    700   Santander Central Hispano
             Issuances Ltd. (Cayman
             Islands)                                  7.625      11/03/09        736,182
    640   Sovereign Bancorp (a)                        5.440      03/23/10        640,353
    100   Sovereign Bank                               4.000      02/01/08         99,513
    620   SunTrust Bank Atlanta                        4.550      05/25/09        616,872
    735   Unicredito Luxembourg Finance
             (Luxembourg) (a)(e)                       5.410      10/24/08        735,505
    865   Wachovia Corp.                               5.350      03/15/11        866,561
    320   Washington Mutual, Inc.                      4.000      01/15/09        314,395
    305   Washington Mutual, Inc.                      8.250      04/01/10        321,939
    390   Wells Fargo Co.                              3.120      08/15/08        382,495
                                                                             ------------
                                                                                7,293,184
                                                                             ------------
          BROKERAGE 2.3%
    170   Citigroup, Inc.                              3.625      02/09/09        167,062
    320   Citigroup, Inc.                              4.625      08/03/10        317,641
    960   Goldman Sachs Group, Inc.                    4.125      01/15/08        956,112
    475   Goldman Sachs Group, Inc.                    6.875      01/15/11        497,505
    285   Lehman Brothers Holdings, Inc. (a)           5.260      12/23/08        281,910
    220   Lehman Brothers Holdings, Inc. (a)           5.420      12/23/10        212,929
    412   World Financial Properties (e)               6.910      09/01/13        425,172
    276   World Financial Properties (e)               6.950      09/01/13        285,133
                                                                             ------------
                                                                                3,143,464
                                                                             ------------
          CHEMICALS 0.1%
    190   ICI Wilmington                               4.375      12/01/08        189,119
                                                                             ------------
          CONSTRUCTION MACHINERY 0.3%
    450   Caterpillar Financial Services
             Corp., Ser F                              3.625      11/15/07        449,096
                                                                             ------------

          CONSUMER PRODUCTS 0.4%
    495   Clorox Co. (a)                               5.828      12/14/07        495,565
                                                                             ------------
          DISTRIBUTORS 0.5%
    180   KeySpan Corp.                                4.900      05/16/08        179,196
    470   Sempra Energy                                4.750      05/15/09        466,485
                                                                             ------------
                                                                                  645,681
                                                                             ------------
          DIVERSIFIED MANUFACTURING 0.6%
    435   Brookfield Assets Management, Inc.
             (Canada)                                  8.125      12/15/08        451,803
    420   Textron Financial Corp.                      4.125      03/03/08        418,256
                                                                             ------------
                                                                                  870,059
                                                                             ------------
          ELECTRIC 4.2%
    495   Baltimore Gas & Electric Co.                 6.625      03/15/08        497,001
    420   Detroit Edison Co.                           6.125      10/01/10        434,014
    350   Dominion Resources, Inc.                     5.687      05/15/08        350,207
    200   Duke Energy Co.                              3.750      03/05/08        198,760
    565   Entergy Gulf States, Inc. (a)                5.980      12/01/09        560,607
    555   FPL Group Capital, Inc.                      5.551      02/16/08        554,043
    260   NiSource Finance Corp. (a)                   6.064      11/23/09        258,053
    745   Ohio Power Co. (a)                           5.540      04/05/10        737,634
    940   Peco Energy Co.                              3.500      05/01/08        931,070
    225   Public Service Co. of Colorado               6.875      07/15/09        232,148
    400   Southwestern Public Service Co.              6.200      03/01/09        406,249
    400   Texas-New Mexico Power Co.                   6.250      01/15/09        398,418
    205   Wisconsin Electric Power Co.                 3.500      12/01/07        204,411
                                                                             ------------
                                                                                5,762,615
                                                                             ------------
          FOOD & BEVERAGE 0.4%
    505   General Mills, Inc.                          3.875      11/30/07        503,695
                                                                             ------------
          FOOD/BEVERAGE 1.6%
    660   Kraft Foods, Inc.                            4.125      11/12/09        648,906
    460   Miller Brewing Co. (e)                       4.250      08/15/08        455,547
    545   Sara Lee Corp.                               2.750      06/15/08        535,037
    570   Yum! Brands, Inc.                            7.650      05/15/08        577,804
                                                                             ------------
                                                                                2,217,294
                                                                             ------------
          HEALTH CARE 0.7%
    550   Baxter International, Inc.                   5.196      02/16/08        549,729
    415   Unitedhealth Group, Inc.                     4.125      08/15/09        407,302

          HEALTH CARE (CONTINUED)
     30   UnitedHealth Group, Inc. (a)                 5.660      03/02/09         30,010
                                                                             ------------
                                                                                  987,041
                                                                             ------------
          INTEGRATED ENERGY 0.3%
    430   Consumers Energy Co., Ser H                  4.800      02/17/09        428,090
                                                                             ------------
          LIFE INSURANCE 2.0%
    140   AXA Financial, Inc.                          6.500      04/01/08        140,794
    500   Hartford Financial Services Group            5.550      08/16/08        501,269
    475   John Hancock Financial Services,
             Inc.                                      5.625      12/01/08        478,916
    865   Met Life Global Funding I (e)                4.625      08/19/10        863,674
    750   Monumental Global Funding II (e)             4.375      07/30/09        744,985
                                                                             ------------
                                                                                2,729,638
                                                                             ------------
          MEDIA-CABLE 0.6%
    348   Cox Communications, Inc. (a)                 6.253      12/14/07        348,323
    160   Lenfest Communications, Inc.                 7.625      02/15/08        161,334
    375   Time Warner, Inc. (a)                        5.730      11/13/09        370,776
                                                                             ------------
                                                                                  880,433
                                                                             ------------
          MEDIA-NONCABLE 0.3%
    300   Viacom, Inc.                                 5.750      04/30/11        303,145
    165   Viacom, Inc. (a)                             6.044      06/16/09        164,445
                                                                             ------------
                                                                                  467,590
                                                                             ------------
          NONCAPTIVE-CONSUMER 1.2%
    510   CIT Group, Inc.                              4.750      08/15/08        502,704
    570   Countrywide Home Loans, Inc.                 3.250      05/21/08        549,421
    580   SLM Corp.                                    4.000      01/15/10        543,663
                                                                             ------------
                                                                                1,595,788
                                                                             ------------
          NONCAPTIVE-CONSUMER FINANCE 1.7%
    825   American General Finance Corp.               4.625      09/01/10        809,255
  1,100   Household Finance Corp.                      6.750      05/15/11      1,148,179
    285   International Lease Finance Corp.            4.625      06/02/08        283,341
    175   Residential Capital LLC                      6.000      02/22/11        142,726
                                                                             ------------
                                                                                2,383,501
                                                                             ------------
          NONCAPTIVE-DIVERSIFIED FINANCE 0.2%
    275   Capmark Financial Group, Inc. (e)            5.875      05/10/12        250,694
                                                                             ------------

          PHARMACEUTICALS 0.3%
    430   Hospira, Inc. (a)                            5.678      03/30/10        426,589
                                                                             ------------
          PIPELINES 0.4%
    545   Enbridge Energy Partners                     4.000      01/15/09        538,652
                                                                             ------------
          RAILROADS 0.9%
    535   Burlington Northern Santa Fe
             Corp.                                     6.125      03/15/09        541,543
    155   Union Pacific Corp.                          6.625      02/01/08        155,545
    575   Union Pacific Corp.                          6.790      11/09/07        575,692
                                                                             ------------
                                                                                1,272,780
                                                                             ------------
          REFINING 0.5%
    660   Valero Energy Corp.                          3.500      04/01/09        647,057
                                                                             ------------
          REITS 0.6%
    475   iStar Financial, Inc. (a)                    6.074      03/09/10        443,138
    325   Simon Property Group LP                      6.375      11/15/07        325,146
                                                                             ------------
                                                                                  768,284
                                                                             ------------
          RETAILERS 0.8%
    385   CVS Corp.                                    4.000      09/15/09        377,324
    415   Home Depot, Inc. (a)                         5.819      12/16/09        409,815
    365   JC Penney Corp., Inc.                        7.375      08/15/08        370,334
                                                                             ------------
                                                                                1,157,473
                                                                             ------------
          SERVICES 0.2%
    260   FedEx Corp.                                  5.500      08/15/09        263,023
                                                                             ------------
          SUPERMARKETS 0.4%
    305   Fred Meyer, Inc.                             7.450      03/01/08        307,467
    260   Safeway, Inc.                                7.500      09/15/09        271,258
                                                                             ------------
                                                                                  578,725
                                                                             ------------
          WIRELINE 1.1%
    640   AT&T, Inc. (a)                               5.460      02/05/10        638,095
    355   Sprint Nextel Corp. (a)                      5.760      06/28/10        355,089
    475   Telecom Italia Capital
             (Luxembourg)                              4.875      10/01/10        469,953
                                                                             ------------
                                                                                1,463,137
                                                                             ------------
          TOTAL CORPORATE BONDS 28.7%                                          39,693,368
                                                                             ------------

          ASSET BACKED SECURITIES 17.7%
    375   Ameriquest Mortgage Securities,
             Inc. (a)                                  6.281      08/25/34        348,552
    660   Capital Auto Receivables Asset
             Trust                                     4.050      07/15/09        656,994
  1,075   Capital Auto Receivables Asset
             Trust                                     4.980      05/15/11      1,073,698
    700   Capital Auto Receivables Asset
             Trust                                     5.020      09/15/11        701,024
  1,025   Capital Auto Receivables Asset
             Trust                                     5.030      10/15/09      1,023,389
  1,400   Capital Auto Receivables Asset
             Trust                                     5.380      07/15/10      1,405,695
    575   Capital One Auto Finance Trust               5.070      07/15/11        574,462
  1,075   Caterpillar Financial Asset Trust            5.570      05/25/10      1,078,877
  1,275   Chase Issuance Trust (g)                     4.960      09/17/12      1,276,049
    831   Chase Manhattan Auto Owner
             Trust                                     2.830      09/15/10        823,661
     60   CIT Equipment                                3.500      09/20/08         59,968
    750   CIT Equipment                                5.070      02/20/10        745,142
    575   CNH Equipment Trust                          5.400      10/17/11        574,901
    604   Ford Credit Auto Owner Trust                 5.050      03/15/10        603,493
  1,100   Ford Credit Auto Owner Trust                 5.260      10/15/10      1,100,886
  1,200   Ford Credit Auto Owner Trust                 5.400      08/15/11      1,208,045
    654   GE Equipment Small Ticket
             LLC (e)                                   4.380      07/22/09        652,173
    884   GE Equipment Small Ticket
             LLC (e)                                   4.880      10/22/09        882,729
  1,406   Harley-Davidson Motorcycle Trust             3.560      02/15/12      1,389,525
  1,100   Harley-Davidson Motorcycle Trust             4.070      02/15/12      1,089,548
    675   Hertz Vehicle Financial (e)                  4.930      02/25/10        673,356
    502   Honda Auto Receivables Owner
             Trust                                     3.060      10/21/09        501,222
    798   Honda Auto Receivables Owner
             Trust                                     4.850      10/19/09        796,389
  1,025   Hyundai Auto Receivables Trust               5.040      01/17/12      1,022,089
    548   Lehman XS Trust (a)                          5.431      02/25/46        532,649

          ASSET BACKED SECURITIES (CONTINUED)
    680   National City Auto Receivable
             Trust                                     2.880      05/15/11        670,491
    539   Nationstar Home Equity Loan
             Trust (a)                                 5.191      06/25/37        535,432
    440   New Century Home Equity Loan
             Trust                                     4.461      08/25/35        437,015
    650   Nissan Auto Receivables Owner
             Trust                                     5.440      04/15/10        651,919
    360   Soundview Home Equity Loan
             Trust (a)                                 5.191      06/25/36        359,803
  1,100   USAA Auto Owner Trust (g)                    4.900      02/15/12      1,101,595
                                                                             ------------
          TOTAL ASSET BACKED SECURITIES 17.7%                                  24,550,771
                                                                             ------------
          MORTGAGE BACKED SECURITIES 4.9%
      3   Federal Home Loan Mortgage
             Corp.                                     6.500      01/01/33          3,507
    300   Federal Home Loan Mortgage                           10/01/29 to
             Corp.                                     7.500      09/01/32        314,233
      3   Federal Home Loan Mortgage
             Corp.                                     9.250      12/01/15          2,752
  1,231   Federal National Mortgage                            11/01/23 to
             Association                               6.500      11/01/33      1,261,682
  1,321   Federal National Mortgage                            03/01/26 to
             Association                               7.000      03/01/32      1,376,910
  3,391   Federal National Mortgage                            12/01/28 to
             Association                               7.500      08/01/36      3,530,785
     30   Federal National Mortgage                            03/01/16 to
             Association                               9.500      04/01/20         32,185
     16   Federal National Mortgage
             Association                               7.500      12/01/30         16,684
     13   Government National Mortgage                         07/15/28 to
             Association                               7.500      08/15/28         13,763
      1   Government National Mortgage                         07/15/16 to
             Association                               9.500      06/15/18          1,272
     67   Government National Mortgage                         11/15/16 to
             Association                              10.000      01/15/19         76,462

          MORTGAGE BACKED SECURITIES (CONTINUED)
     13   Government National Mortgage
             Association                              10.500      02/15/18         15,012
     89   Government National Mortgage
             Association                              11.000      11/15/18        101,565
                                                                             ------------
          TOTAL MORTGAGE BACKED SECURITIES 4.9%                                 6,746,812
                                                                             ------------
          ADJUSTABLE RATE MORTGAGE BACKED
          SECURITIES 2.4%
    356   Federal Home Loan Mortgage
             Corp.                                     5.465      07/01/34        360,333
    786   Federal National Mortgage
             Association                               4.282      04/01/35        789,845
    344   Federal National Mortgage
             Association                               4.552      04/01/35        344,272
    140   Federal National Mortgage
             Association                               4.658      09/01/34        141,607
  1,028   Federal National Mortgage
             Association                               4.710      09/01/35      1,019,189
    339   Federal National Mortgage
             Association                               5.493      07/01/34        340,717
    148   Federal National Mortgage
             Association                               5.627      06/01/34        149,313
    200   Federal National Mortgage
             Association                               6.872      09/01/19        200,616
                                                                             ------------
          TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                      3,345,892
                                                                             ------------
TOTAL LONG-TERM INVESTMENTS 98.7%
   (Cost $138,628,696)                                                        136,766,067
                                                                             ------------
SHORT-TERM INVESTMENTS 2.9%
REPURCHASE AGREEMENTS 2.8%
Banc of America Securities ($1,282,980 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.10%, dated 09/28/07, to be sold on 10/01/07 at $1,283,525)                 1,282,980
Citigroup Global Markets, Inc. ($1,140,427 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   4.90%, dated 09/28/07, to be sold on 10/01/07 at $1,140,892)                 1,140,427

REPURCHASE AGREEMENTS (CONTINUED)
State Street Bank & Trust Co. ($1,479,593 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   4.55%, dated 09/28/07, to be sold on 10/01/07 at $1,480,154)                 1,479,593
                                                                             ------------
TOTAL REPURCHASE AGREEMENTS 2.8%                                                3,903,000
                                                                             ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 0.1%
United States Treasury Bill ($125,000 par, yielding 4.912%, 01/10/08
   maturity) (f)                                                                  123,301
                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS 2.9%
   (Cost $4,026,301)                                                            4,026,301
                                                                             ------------
TOTAL INVESTMENTS 101.6%
   (Cost $142,654,997)                                                        140,792,368
LIABILITIES IN EXCESS OF OTHER ASSETS (1.6%)                                   (2,154,414)
                                                                             ------------
NET ASSETS 100.0%                                                            $138,637,954
                                                                             ============

Percentages are calculated as a percentage of net assets.

The obligations of certain Untied States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*    Zero coupon bond

(a)  Floating Rate Coupon

(b)  Variable Rate Coupon

(c)  Interest Only

(d)  Principal Only

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

(g)  Security purchased on a when-issued or delayed delivery basis.

REMIC - Real Estate Mortgage Investment Conduits

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

SWAP AGREEMENTS OUTSTANDING AS OF SEPTEMBER 30, 2007:
CREDIT DEFAULT SWAPS

                                                     PAY/
                                                   RECEIVE                NOTIONAL
                                       BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
COUNTERPARTY       REFERENCE ENTITY   PROTECTION     RATE       DATE        (000     PAYMENTS     VALUE
------------       ----------------   ----------   -------   ----------   --------   --------   --------
Goldman Sachs         Dell, Inc.
   Capital
   Markets, L.P.                          Buy       0.220%    03/20/12     $  355    $      0   $  (454)
Goldman Sachs        DOW Jones CDX
   Capital            NA IG HVOL
   Markets, L.P.                         Sell       0.350     06/20/12      1,400     (19,885)   (15,631)
                                                                                     --------   --------
Total Credit Default Swaps                                                           $(19,885)  $(16,085)
                                                                                     --------   -------

INTEREST RATE SWAPS

                                           PAY/
                                          RECEIVE                           NOTIONAL    UNREALIZED
                                         FLOATING     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY       FLOATING RATE INDEX     RATE       RATE        DATE        (000)    DEPRECIATION
------------       -------------------   --------   --------   ----------   --------   -------------
Goldman Sachs      USD-LIBOR-BBA
   Capital
   Markets, L.P.                         Pay         4.642%     09/11/09      2,800         (4,661)
Goldman Sachs      USD-LIBOR-BBA
   Capital
   Markets, L.P.                         Pay         5.074      10/05/08      1,500         20,937
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         4.794      09/20/09      2,800          4,929
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.079      08/01/09      2,800         18,511
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.203      10/13/08      1,900         30,985
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.225      09/22/08        600         (6,184)

                                           PAY/
                                          RECEIVE                           NOTIONAL    UNREALIZED
                                         FLOATING     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY       FLOATING RATE INDEX     RATE       RATE        DATE        (000)    DEPRECIATION
------------       -------------------   --------   --------   ----------   --------   -------------
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.334%     01/30/09     $1,400       $ 16,213
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.358      07/13/09      2,825         32,786
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.365      06/28/09      2,900         72,275
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.391      06/06/09      2,800         66,957
JPMorgan           USD-LIBOR-BBA
   Chase Bank,
   N.A.                                  Pay         5.486      06/14/09      2,850         74,200
                                                                                          --------
Total Interest Rate Swaps                                                                 $326,948
                                                                                          --------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS   DEPRECIATION
                                                       ---------   ------------
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, December 2007
   (Current Notional Value of $109,281 per contract)       84        $ 67,001
U.S. Treasury Notes 5-Year Futures, December 2007
   (Current Notional Value of $107,031 per contract)       58          26,684
SHORT CONTRACTS:
U.S. Treasury Bond Futures, December 2007 (Current
   Notional Value of $111,344 per contract)                52             717
U.S. Treasury Notes 2-Year Futures, December 2007
   (Current Notional Value of $207,047 per contract)      113         (35,301)
                                                          ---        --------
                                                          307        $ 59,101
                                                          ---        ========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007